Foreign Currency and Other, Net (Details) (USD $)	3 Months Ended	12 Months Ended			0 Months Ended	7 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012	Jun. 11, 2014	Dec. 31, 2014
Derivative [Line Items]
Loss on extinguishment of debt	$ (3,300,000)	$ 0	$ (3,334,000)	$ 0
Foreign currency and other, net		(27,083,000)	(8,851,000)	(5,134,000)
Foreign Currency Gain (Loss)
Derivative [Line Items]
Foreign currency and other, net		(35,558,000)	(6,689,000)	(3,433,000)
Other Non-Operating Expenses
Derivative [Line Items]
Foreign currency and other, net		8,475,000	(2,162,000)
Other Non-Operating Expenses including tax indemnification [Member] [Member]
Derivative [Line Items]
Foreign currency and other, net				(1,701,000)
Foreign Exchange Forward [Member] | Providência Contracts [Member] | Not Designated as Hedging Instrument [Member] | Foreign Currency and Other Loss Net [Member]
Derivative [Line Items]
Gain on Derivative Instruments, Pretax					18,900,000
Other Contract [Member] | Providência Contracts [Member] | Not Designated as Hedging Instrument [Member] | Foreign Currency and Other Loss Net [Member] | Minimum [Member]
Derivative [Line Items]
Derivative, Term of Contract		1 year
Other Contract [Member] | Providência Contracts [Member] | Not Designated as Hedging Instrument [Member] | Foreign Currency and Other Loss Net [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, Term of Contract		5 years
Options Held [Member] | Foreign Currency and Other Loss Net [Member]
Derivative [Line Items]
Fair Value, Option, Changes in Fair Value, Gain (Loss)						$ 5,300,000